SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                                   PROSPECTUS
                                       FOR
                               JNL(R) SERIES TRUST

The following changes apply to the section entitled "The Sub-Adviser and Portfolio Management:"

On pages 26, 29 and 32 references to Janus Capital Corporation should be replaced with Janus Capital Management LLC.

The following changes apply to the section entitled "Management Fee:"

On page 114, the information for the Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following:

------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Aggressive Growth Fund                 $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Balanced Fund                          $0 to $250 million                                  .95%
                                                 $250 million to $750 million                        .90%
                                                 $750 million to $1.5 billion                        .85%
                                                 Over $1.5 billion                                   .80%
------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Capital Growth Fund                    $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------

(To be used with VC3656 Rev. 05/02 and NV3174CE Rev. 05/02.)

                          SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                                   PROSPECTUS
                                       FOR
                               JNL(R) SERIES TRUST

The following changes apply to the section entitled "The Sub-Adviser and Portfolio Management:"

On pages 18 and 21, references to Janus Capital Corporation should be replaced with Janus Capital Management LLC.

The following changes apply to the section entitled "Management Fee:"

On page 80, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Growth & Income Fund should be deleted and replaced in its entirety with the following:

------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Aggressive Growth Fund                 $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Growth & Income Fund                   $0 to $250 million                                  .95%
                                                 $250 million to $750 million                        .90%
                                                 $750 million to $1.5 billion                        .85%
                                                 Over $1.5 billion                                   .80%
------------------------------------------------ ------------------------------------- -------------------------

(To be used with VC3657 Rev. 05/02 and NV3784 Rev. 05/02.)

                          SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                                   PROSPECTUS
                                       FOR
                               JNL(R) SERIES TRUST

The following changes apply to the section entitled "The Sub-Adviser and Portfolio Management:"

On pages 15 and 18, references to Janus Capital Corporation should be replaced with Janus Capital Management LLC.

The following changes apply to the section entitled "Management Fee:"

On page 64, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Growth & Income Fund should be deleted and replaced in its entirety with the following:

------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Aggressive Growth Fund                 $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Growth & Income Fund                   $0 to $250 million                                  .95%
                                                 $250 million to $750 million                        .90%
                                                 $750 million to $1.5 billion                        .85%
                                                 Over $1.5 billion                                   .80%
------------------------------------------------ ------------------------------------- -------------------------

(To be used with VC3723 Rev. 05/02.)

                                            SUPPLEMENT DATED MAY 16, 2002
                                                        TO THE
                                                      PROSPECTUS
                                                         FOR
                                                  JNL(R) SERIES TRUST

The following changes apply to the Janus/JNL Aggressive Growth Fund:

On page 17, the "Annual Fund Operating Expenses" chart should be deleted and replaced in its entirety with the following:

----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                      1.00%**
Estimated Distribution (12b-1) Expense*                                              0.01%
Other Expenses                                                                          0%
----------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.01%
----------------------------------------------------------------------------------------------------

** The Management Fee has been restated to reflect current fees.

On page 18, The Expense Example chart should be deleted and replaced in its entirety with the following:

-----------------------------------------------------------------------------------------------------
Expense Example
-----------------------------------------------------------------------------------------------------
1 Year                                                                                $103
-----------------------------------------------------------------------------------------------------
3 Years                                                                               $322
-----------------------------------------------------------------------------------------------------
5 Years                                                                               $558
-----------------------------------------------------------------------------------------------------
10 Years                                                                            $1,236
-----------------------------------------------------------------------------------------------------

The following changes apply to the Janus/JNL Capital Growth Fund:

On page 23, the "Annual Fund Operating Expenses" chart should be deleted and replaced in its entirety with the following:

----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                      1.03%**
Estimated Distribution (12b-1) Expense*                                              0.01%
Other Expenses                                                                          0%
----------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.04%
----------------------------------------------------------------------------------------------------

** The Management Fee has been restated to reflect current fees.

On page 23, The Expense Example chart should be deleted and replaced in its entirety with the following:

-----------------------------------------------------------------------------------------------------
Expense Example
-----------------------------------------------------------------------------------------------------
1 Year                                                                                $106
-----------------------------------------------------------------------------------------------------
3 Years                                                                               $331
-----------------------------------------------------------------------------------------------------
5 Years                                                                               $574
-----------------------------------------------------------------------------------------------------
10 Years                                                                            $1,271
-----------------------------------------------------------------------------------------------------

The following changes apply to the section entitled "The Sub-Adviser and Portfolio Management:"

On pages 24 and 29, references to Janus Capital Corporation should be replaced with Janus Capital Management LLC.

The following changes apply to the section entitled "Management Fee:"

On page 79, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following:

------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Aggressive Growth Fund                 $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Capital Growth Fund                    $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------

(To be used with HR105 05/02.)

                          SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                                   PROSPECTUS
                                       FOR
                               JNL(R) SERIES TRUST

The following changes apply to the Janus/JNL Aggressive Growth Fund:

On pages 17, the "Annual Fund Operating Expenses" chart should be deleted and replaced in its entirety with the following:

----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                      1.00%**
Estimated Distribution (12b-1) Expense*                                              0.01%
Other Expenses                                                                          0%
----------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.01%
----------------------------------------------------------------------------------------------------

** The Management Fee has been restated to reflect current fees.

On page 18, The Expense Example chart should be deleted and replaced in its entirety with the following:

-----------------------------------------------------------------------------------------------------
Expense Example
-----------------------------------------------------------------------------------------------------
1 Year                                                                                $103
-----------------------------------------------------------------------------------------------------
3 Years                                                                               $322
-----------------------------------------------------------------------------------------------------
5 Years                                                                               $558
-----------------------------------------------------------------------------------------------------
10 Years                                                                            $1,236
-----------------------------------------------------------------------------------------------------

The following changes apply to the Janus/JNL Capital Growth Fund:

On pages 23, the "Annual Fund Operating Expenses" chart should be deleted and replaced in its entirety with the following:

----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                      1.03%**
Estimated Distribution (12b-1) Expense*                                              0.01%
Other Expenses                                                                          0%
----------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                 1.04%
----------------------------------------------------------------------------------------------------

** The Management Fee has been restated to reflect current fees.

On page 23, The Expense Example chart should be deleted and replaced in its entirety with the following:

-----------------------------------------------------------------------------------------------------
Expense Example
-----------------------------------------------------------------------------------------------------
1 Year                                                                                $106
-----------------------------------------------------------------------------------------------------
3 Years                                                                               $331
-----------------------------------------------------------------------------------------------------
5 Years                                                                               $574
-----------------------------------------------------------------------------------------------------
10 Years                                                                            $1,271
-----------------------------------------------------------------------------------------------------


The following changes apply to the section entitled "The Sub-Adviser and Portfolio Management:"

On pages 24 and 29, references to Janus Capital Corporation should be replaced with Janus Capital Management LLC.

The following changes apply to the section entitled "Management Fee:"

On page 87, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following:

------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Aggressive Growth Fund                 $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Capital Growth Fund                    $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------

(To be used with VC2440 05/02.)

                          SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                                   PROSPECTUS
                                       FOR
                               JNL(R) SERIES TRUST

The following changes should be made to the section entitled "The Sub-Adviser and Portfolio Management:"

On pages 26, 29 and 32 references to Janus Capital Corporation should be replaced with Janus Capital Management LLC.

The following changes should be made to the section entitled "Management Fee:"

On page 125, the information for the Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following:

------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Aggressive Growth Fund                 $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Balanced Fund                          $0 to $250 million                                  .95%
                                                 $250 million to $750 million                        .90%
                                                 $750 million to $1.5 billion                        .85%
                                                 Over $1.5 billion                                   .80%
------------------------------------------------ ------------------------------------- -------------------------
Janus/JNL Capital Growth Fund                    $0 to $150 million                                  .95%
                                                 $150 million to $250 million                        .90%
                                                 $250 million to $750 million                        .85%
                                                 $750 million to $1.5 billion                        .80%
                                                 Over $1.5 billion                                   .75%
------------------------------------------------ ------------------------------------- -------------------------

(To be used with VC4224 Rev. 05/02 and VC5526 Rev. 05/02.)

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

On page 55, the reference to March 28, 2002 in the first paragraph in the sub-section entitled "Sub-Advisory Agreement with Janus" should be deleted and replaced with April 3, 2002.

On page 60, the sub-advisory fees for the Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund and the Janus/JNL Growth & Income Fund should be deleted and replaced in their entirety with the following:

  Janus/JNL Aggressive Growth Fund.....................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  Janus/JNL Balanced Fund..............................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  Janus/JNL Capital Growth Fund........................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%

  Janus/JNL Growth & Income Fund.......................        $0 to $250 million......................      .50%
                                                               $250 million to $750 million............      .45%
                                                               $750 million to $1.5 billion............      .40%
                                                               Over $1.5 billion.......................      .35%


On page 64, the section entitled "Administrative Fee" should be deleted and replaced in its entirety with the following paragraph:

Each Fund, except the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund and each of the S&P/JNL Funds, pay to JNAM an Administrative Fee of .10% of the average daily net assets of the Fund. Each of the Mellon Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global Growth Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

On page 65, the following paragraph should be added at the end of the section entitled "The Distributor:"

The Distributor receives payments from certain of the sub-advisers under "Marketing and Service Allowance Agreements" between the Distributor and such sub-advisers, calculated as a stated percentage of the net assets of the Funds of the Trust as to which such sub-adviser is sub-adviser. Such payments compensate the Distributor for its services in connection with the servicing of contract holders and in connection with the promotion, distribution and marketing of contracts the premiums under which may be allocated to investments in the Funds of the Trust of which the sub-adviser making such payments is the sub-adviser.


This Supplement is dated May 16, 2002.

(To be used with V3180 Rev. 05/02)